AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2023
	Shares	Value
Common Stocks - 95.7%
Consumer Discretionary - 13.2%
Boot Barn Holdings, Inc.*	97,868	$7,500,604
Churchill Downs, Inc.	26,872	6,907,448
Chuy's Holdings, Inc.*	144,224	5,170,431
Grand Canyon Education, Inc.*	105,089	11,969,637
Helen of Troy, Ltd.*	46,330	4,409,226
Lithia Motors, Inc., Class A1	34,760	7,957,607
Oxford Industries, Inc.	89,380	9,437,634
Patrick Industries, Inc.	76,735	5,280,135
Revolve Group, Inc.*	142,241	3,740,938
Skyline Champion Corp.*	144,160	10,845,157
Texas Roadhouse, Inc.	144,903	15,658,218
Wolverine World Wide, Inc.[1]	203,928	3,476,972

Total Consumer Discretionary		92,354,007
Consumer Staples - 1.6%
Central Garden & Pet Co., Class A*	280,509	10,959,487
Energy - 4.2%
ChampionX Corp.	193,358	5,245,803
Magnolia Oil & Gas Corp., Class A	452,017	9,890,132
Matador Resources Co.	254,377	12,121,064
Patterson-UTI Energy, Inc.	196,482	2,298,839

Total Energy		29,555,838
Financials - 15.3%
Ameris Bancorp	206,632	7,558,599
AMERISAFE, Inc.	108,823	5,326,886
Cathay General Bancorp	186,722	6,445,643
Cohen & Steers, Inc.	146,706	9,383,316
Flywire Corp.*	450,563	13,228,530
Glacier Bancorp, Inc.[1]	154,804	6,503,316
Horace Mann Educators Corp.	267,374	8,951,682
Houlihan Lokey, Inc.	118,609	10,377,101
Independent Bank Corp.	90,512	5,939,397
OceanFirst Financial Corp.	367,500	6,791,400
Pacific Premier Bancorp, Inc.	273,400	6,567,068
Seacoast Banking Corp. of Florida	268,360	6,360,132
Stifel Financial Corp.	160,826	9,503,208
Veritex Holdings, Inc.	230,996	4,217,987

Total Financials		107,154,265
Health Care - 17.5%
Arcutis Biotherapeutics, Inc.*	328,028	3,608,308
Artivion, Inc.*	271,736	3,559,741
AtriCure, Inc.*	182,531	7,565,910
	Shares	Value

Azenta, Inc.*	105,364	$4,701,342
BioCryst Pharmaceuticals, Inc.*	395,156	3,295,601
Castle Biosciences, Inc.*	93,190	2,117,277
CryoPort, Inc.*	148,604	3,566,496
Globus Medical, Inc., Class A*	172,670	9,780,029
Halozyme Therapeutics, Inc.*	242,221	9,250,420
HealthEquity, Inc.*	184,000	10,802,640
ICU Medical, Inc.*	34,997	5,773,105
Insmed, Inc.*	189,178	3,225,485
Integra LifeSciences Holdings Corp.*	139,464	8,006,628
Intra-Cellular Therapies, Inc.*	150,721	8,161,542
Medpace Holdings, Inc.*	43,484	8,177,166
Phreesia, Inc.*	339,814	10,972,594
Progyny, Inc.*	174,091	5,591,803
Supernus Pharmaceuticals, Inc.*	275,956	9,997,886
Veracyte, Inc.*	188,194	4,196,726

Total Health Care		122,350,699
Industrials - 17.5%
Alamo Group, Inc.	69,802	12,854,736
Allegiant Travel Co.*,1	53,796	4,948,156
CBIZ, Inc.*	144,370	7,144,871
Heartland Express, Inc.	177,672	2,828,538
Helios Technologies, Inc.	121,926	7,973,960
ICF International, Inc.	94,002	10,312,019
ITT, Inc.	89,625	7,734,638
Primoris Services Corp.	371,756	9,167,503
RBC Bearings, Inc.*,1	62,380	14,517,698
Shoals Technologies Group, Inc., Class A*	165,689	3,776,052
The Shyft Group, Inc.	276,299	6,285,802
SPX Technologies, Inc.*	227,837	16,080,736
Terex Corp.	180,979	8,755,764
UFP Industries, Inc.	130,953	10,406,835

Total Industrials		122,787,308
Information Technology - 13.0%
Allegro MicroSystems, Inc.*	108,232	5,194,054
Appfolio, Inc., Class A*	64,726	8,057,092
The Descartes Systems Group, Inc. (Canada)*	132,616	10,690,176
Endava PLC, ADR (United Kingdom)*	69,028	4,637,301
MACOM Technology Solutions Holdings, Inc.*	162,721	11,527,156
Novanta, Inc.*	82,138	13,067,334
Paycor HCM, Inc.*	362,638	9,617,160
Rapid7, Inc.*	106,931	4,909,202
Silicon Laboratories, Inc.*	59,724	10,457,075

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 13.0% (continued)
Thoughtworks Holding, Inc.*	817,511	$6,016,881
Viavi Solutions, Inc.*	645,038	6,985,762

Total Information Technology		91,159,193
Materials - 5.7%
Avient Corp.	322,662	13,280,768
Balchem Corp.	66,510	8,412,185
Minerals Technologies, Inc.	142,857	8,631,420
Silgan Holdings, Inc.	176,953	9,497,067

Total Materials		39,821,440
Real Estate - 5.1%
Agree Realty Corp., REIT	117,923	8,090,697
National Health Investors, Inc., REIT	100,017	5,158,877
Ryman Hospitality Properties, Inc., REIT	113,810	10,212,171
STAG Industrial, Inc., REIT	361,759	12,234,690

Total Real Estate		35,696,435
Utilities - 2.6%
IDACORP, Inc.	75,483	8,177,073
	Shares	Value

NorthWestern Corp.	173,638	$10,046,695

Total Utilities		18,223,768

Total Common Stocks (Cost $561,056,185)		670,062,440

	Principal Amount
Short-Term Investments - 4.1%
Repurchase Agreements - 4.1%
Fixed Income Clearing Corp., dated 03/31/23, due 04/03/23, 4.650% total to be received $29,066,259 (collateralized by a U.S. Treasury, 1.750%, 04/03/23, totaling $29,636,140)	$29,055,000	29,055,000

Total Short-Term Investments (Cost $29,055,000)		29,055,000
Total Investments - 99.8% (Cost $590,111,185)		699,117,440
Other Assets, less Liabilities - 0.2%		1,384,409
Net Assets - 100.0%		$700,501,849

*	Non-income producing security.
[1]	Some of these securities, amounting to $14,038,188 or 2.0% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$670,062,440	—	—	$670,062,440
Short-Term Investments
Repurchase Agreements	—	$29,055,000	—	29,055,000
Total Investments in Securities	$670,062,440	$29,055,000	—	$699,117,440

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$14,038,188	—	$14,094,469	$14,094,469

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the securities received as collateral for securities lending at March 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.625%	04/15/23-05/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.